COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	7 Months Ended	9 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Underwriting discount	2.00%
Proceeds from initial public offering		$ 65,000,000
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 1,300,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Over-Allotment Units	300,000	930,000	930,000
Proceeds from initial public offering	$ 3,000,000